Retirement benefit obligations - Principal Assumptions (Details)	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Principal Actuarial And Financial Assumptions Used In Valuations Of Defined Benefit Pension Schemes [Line Items]
Discount rate	5.39%	4.93%
Rate of inflation:
Rate of salary increases	0.00%	0.00%
Weighted-average rate of increase for pensions in payment	2.89%	2.84%
Retail Price Index (RPI)
Rate of inflation:
Prices index	3.22%	3.13%
Consumer Price Index (CPI)
Rate of inflation:
Prices index	2.77%	2.69%